Basis of preparation - Cost of revenues (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Interest expense from financial services and write-downs of assets included in cost of revenue	€ 2,060	€ 997	€ 563
Decrease in assets sold with buy-back commitment related in cost of revenue	€ 358	€ 179	€ 82